Liabilities related to associates and joint ventures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 18,700	$ 15,526
Non current assets	75,486	71,368
Total assets	94,186	86,894
Current liabilities	14,655	13,891
Non current liabilities	38,550	35,645
Total liabilities	53,205	49,536
Net income (loss) for the year ended	8,105	18,870	$ 22,468
Samarco [Member]
IfrsStatementLineItems [Line Items]
Current assets	532	454
Non current assets	3,590	2,748
Total assets	4,122	3,202
Current liabilities	3,342	10,808
Non current liabilities	12,179	7,401
Total liabilities	15,521	18,209
Negative reserves	(11,399)	(15,007)
Net income (loss) for the year ended	$ 2,669	$ 11